Investments in associates - Disclosure of investments accounted for using equity method (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Aggregate amount of the Company's share of other comprehensive income	$ (3,489)	$ 0
Investments accounted for using equity method [Member]
Disclosure of associates [line items]
Aggregate amount of the Company's share of net loss	2,833	456
Aggregate amount of the Company's share of other comprehensive income	0	0
Aggregate carrying value of investments	0	13,049
Aggregate fair value of investments	$ 0	$ 6,676